Financial Risk Management - Credit Risk - Aggregate Gross Credit Risk Exposure (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 42,762.2	$ 43,824.6
Cash and short term investments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,361.3	19,198.8
U.S. sovereign government
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,464.0	1,779.3
Other sovereign government rated AA/Aa or higher
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,368.1	615.4
All other sovereign government
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,189.9	1,268.4
Canadian provincials
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	51.9	93.8
U.S. states and municipalities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	363.2	2,452.1
Corporate and other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,124.4	4,081.8
Receivable from counterparties to derivative contracts
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	168.2	126.7
Insurance contract receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,110.7	4,686.9
Recoverable from reinsurers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,400.9	7,812.5
Other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,159.6	$ 1,708.9